UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--70.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
Bayerische Motoren Werke AG                                                                    800,000   $   39,947,303
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.8%
Inchcape plc                                                                                 4,000,000       34,950,164
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.6%
Oakley, Inc. 1                                                                               6,800,000      114,580,000
------------------------------------------------------------------------------------------------------------------------
MEDIA--1.8%
Interpublic Group of Cos., Inc. 2                                                            8,000,000       66,800,000
------------------------------------------------------------------------------------------------------------------------
Toei Animation Co. Ltd.                                                                        200,000       11,883,957
                                                                                                         ---------------
                                                                                                             78,683,957
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Saks, Inc.                                                                                   5,000,000       80,850,000
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
AutoNation, Inc. 2                                                                             600,000       12,864,000
------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                                1,100,000       42,644,249
                                                                                                         ---------------
                                                                                                             55,508,249
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
LVMH Moet Hennessey Louis Vuitton                                                              500,000       49,627,157

CONSUMER STAPLES--3.5%
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Rite Aid Corp. 2                                                                            15,003,300       63,613,992
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Nestle SA                                                                                      170,000       53,396,589
------------------------------------------------------------------------------------------------------------------------
Parmalat SpA 2                                                                               7,954,000       24,848,938
------------------------------------------------------------------------------------------------------------------------
Thorntons plc 1                                                                              6,300,000       15,174,196
                                                                                                         ---------------
                                                                                                             93,419,723
FINANCIALS--4.1%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Mediobanca SpA                                                                                 703,300       13,772,205
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
Banco Comercial Portugues SA                                                                 8,000,000       22,715,936
------------------------------------------------------------------------------------------------------------------------
Barclays plc                                                                                 4,000,000       45,453,705
------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                         5,000,000       49,142,889
------------------------------------------------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                                                      3,000,000       32,972,671
                                                                                                         ---------------
                                                                                                            150,285,201
------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.4%
Assicurazioni Generali SpA                                                                     500,000       18,213,678

HEALTH CARE--19.9%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--10.5%
Arena Pharmaceuticals, Inc. 1,2                                                              2,475,228       28,663,140
------------------------------------------------------------------------------------------------------------------------
Cepheid, Inc. 1,2                                                                            4,367,400       42,407,454
------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences, Inc. 1,2                                                                  3,032,188       12,128,752
------------------------------------------------------------------------------------------------------------------------
NicOx SA 1,2                                                                                 5,077,849       68,065,766
------------------------------------------------------------------------------------------------------------------------
Novavax, Inc. 1,2                                                                            6,009,883       30,289,810
------------------------------------------------------------------------------------------------------------------------
Q-Med AB                                                                                     3,999,900       52,244,499
------------------------------------------------------------------------------------------------------------------------
Renovis, Inc. 1,2                                                                            2,900,000       44,399,000



1          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1,2                                                              2,001,730   $   19,476,833
------------------------------------------------------------------------------------------------------------------------
Telik, Inc. 1,2                                                                             10,000,000      165,000,000
                                                                                                         ---------------
                                                                                                            462,675,254
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Bio-Rad Laboratories, Inc., Cl. A 2                                                            400,000       25,976,000
------------------------------------------------------------------------------------------------------------------------
bioMerieux                                                                                     500,000       29,546,065
------------------------------------------------------------------------------------------------------------------------
Carl Zeiss Meditec AG                                                                          500,000       10,545,771
------------------------------------------------------------------------------------------------------------------------
Elekta AB, B Shares                                                                          1,600,000       27,123,354
------------------------------------------------------------------------------------------------------------------------
Essilor International SA                                                                       300,000       30,198,381
------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 2                                                                     400,000       47,188,000
------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 2                                                                                 200,000        7,672,000
------------------------------------------------------------------------------------------------------------------------
Tecan AG                                                                                       300,000       16,171,118
                                                                                                         ---------------
                                                                                                            194,420,689
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
Nektar Therapeutics 1,2                                                                     12,000,000      220,080,000

INDUSTRIALS--13.1%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Bombardier, Inc., Cl. B 2                                                                   34,000,000       94,723,641
------------------------------------------------------------------------------------------------------------------------
AIRLINES--7.5%
AMR Corp. 2                                                                                  6,000,000      152,520,000
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                        6,001,100      178,832,780
                                                                                                         ---------------
                                                                                                            331,352,780
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.4%
JGC Corp.                                                                                    1,000,000       17,314,021
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.3%
ABB Ltd.                                                                                     5,000,000       65,028,015
------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp. 2                                                                594,310        5,247,757
------------------------------------------------------------------------------------------------------------------------
Schneider Electric SA                                                                          300,000       31,272,783
                                                                                                         ---------------
                                                                                                            101,548,555
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
IWKA AG 1,2                                                                                  1,361,000       35,703,554

INFORMATION TECHNOLOGY--14.9%
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Cogent, Inc. 2                                                                                 700,600       10,558,042
------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                       14,000,000       59,997,781
                                                                                                         ---------------
                                                                                                             70,555,823
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 2                                                                                 2,000,000       58,580,000
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--10.5%
Advanced Micro Devices, Inc. 2                                                              14,021,100      342,395,262
------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1,2                                                                               5,002,500      118,859,400
                                                                                                         ---------------
                                                                                                            461,254,662
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.5%
Autonomy Corp. plc 2                                                                         4,503,519       34,103,307


2          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Nintendo Co. Ltd.                                                                              200,000   $   33,670,498
                                                                                                         ---------------
                                                                                                             67,773,805

MATERIALS--3.4%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.9%
Kuraray Co. Ltd.                                                                             4,000,000       44,898,741
------------------------------------------------------------------------------------------------------------------------
Novozymes AS, B Shares                                                                         800,000       54,048,029
------------------------------------------------------------------------------------------------------------------------
Symyx Technologies, Inc. 2                                                                   1,283,020       30,984,933
                                                                                                         ---------------
                                                                                                            129,931,703
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Holmen AB, B Shares                                                                            500,000       20,217,459

UTILITIES--1.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Iberdrola SA                                                                                 1,500,000       51,667,242
                                                                                                         ---------------
Total Common Stocks (Cost $2,585,411,652)                                                                 3,111,250,817

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--29.7% 3
------------------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $650,000,000 with a maturity value of $650,238,333) with Cantor Fitzgerald & Co./Cantor Fitzgerald Securities,
4.40%, dated 6/30/06, to be repurchased at $650,238,333 on 7/3/06, collateralized by U.S. Treasury Bonds, 4%-8.875%, 4/15/10-8/15/20, with a value
of $663,986,208 (Cost $650,000,000)                                                     $  650,000,000      650,000,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 38.07% in joint repurchase agreement
(Principal Amount/Value $1,732,960,000, with a maturity value of $1,733,645,963)
with UBS Warburg LLC, 4.75%, dated 6/30/06, to be repurchased at $660,015,153 on
7/3/06, collateralized by Federal National Mortgage Assn., 4.50%-5%,
3/1/20-4/1/35, with a value of $620,732,225 and Federal Home Loan Mortgage
Corp., 5.50%, 5/1/35-6/1/36, with a value of $1,151,835,293 (Cost $659,754,000)            659,754,000      659,754,000
                                                                                                         ---------------
Total Joint Repurchase Agreements (Cost $1,309,754,000)                                                   1,309,754,000

------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,895,165,652)                                                100.1%   4,421,004,817
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (0.1)      (5,138,015)

                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $4,415,866,802
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


3          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                SHARES       GROSS           GROSS          SHARES
                                    SEPTEMBER 30, 2005   ADDITIONS      REDUCTIONS   JUNE 30, 2006
---------------------------------------------------------------------------------------------------
AMR Corp.*                                  10,000,000          --       4,000,000       6,000,000
Analogic Corp.                                 700,000          --         700,000              --
Arena Pharmaceuticals, Inc.                         --   2,475,228              --       2,475,228
Cepheid, Inc.                                       --   4,367,400              --       4,367,400
Continental Airlines, Inc.,
Cl. B                                        6,305,700   1,800,000       2,104,600       6,001,100
Cree, Inc.                                   1,500,000   3,502,500              --       5,002,500
IWKA AG                                        500,000   1,000,000         139,000       1,361,000
Kosan Biosciences, Inc.                             --   3,032,188              --       3,032,188
Nektar Therapeutics                         12,000,000          --              --      12,000,000
NicOx SA                                     5,077,849          --              --       5,077,849
Novavax, Inc.                                       --   6,009,883              --       6,009,883
Oakley, Inc.                                 2,000,000   4,800,000              --       6,800,000
Renovis, Inc.                                       --   2,900,000              --       2,900,000
Rigel Pharmaceuticals, Inc.                         --   2,001,730              --       2,001,730
Telik, Inc.                                  2,000,000   8,000,000              --      10,000,000
Thorntons plc                                4,300,000   2,000,000              --       6,300,000

                                                                          DIVIDEND        REALIZED
                                                             VALUE          INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------
AMR Corp.*                                         $            --  *  $        --   $  39,286,484
Analogic Corp.                                                  --              --       9,315,105
Arena Pharmaceuticals, Inc.                             28,663,140              --              --
Cepheid, Inc.                                           42,407,454              --              --
Continental Airlines, Inc.,
Cl. B                                                  178,832,780              --      25,162,970
Cree, Inc.                                             118,859,400              --              --
IWKA AG                                                 35,703,554              --        (104,210)
Kosan Biosciences, Inc.                                 12,128,752              --              --
Nektar Therapeutics                                    220,080,000              --              --
NicOx SA                                                68,065,766              --              --
Novavax, Inc.                                           30,289,810              --              --
Oakley, Inc.                                           114,580,000         480,000              --
Renovis, Inc.                                           44,399,000              --              --
Rigel Pharmaceuticals, Inc.                             19,476,833              --              --
Telik, Inc.                                            165,000,000              --              --
Thorntons plc                                           15,174,196         515,978              --
                                                   ------------------------------------------------
                                                   $ 1,093,660,685     $   995,978   $  73,660,349
                                                   ================================================

   *No longer an affiliate as of June 30, 2006

2. Non-income producing security.

3. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


4          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
United States                                    $ 3,189,721,155           72.2%
United Kingdom                                       238,822,042            5.4
France                                               208,710,152            4.7
Sweden                                               142,229,561            3.2
Japan                                                140,739,888            3.2
Switzerland                                          134,595,722            3.0
Canada                                                94,723,641            2.1
Germany                                               86,196,628            2.0
Italy                                                 56,834,821            1.3
Denmark                                               54,048,029            1.2
Spain                                                 51,667,242            1.2
Portugal                                              22,715,936            0.5

                                                 -------------------------------
Total                                            $ 4,421,004,817          100.0%

                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 3,896,804,050
Federal tax cost of other investments                 (22,930)
                                              ----------------
Total federal tax cost                        $ 3,896,781,120
                                              ================

Gross unrealized appreciation                 $   675,652,291
Gross unrealized depreciation                    (151,451,524)
                                              ----------------
Net unrealized appreciation                   $   524,200,767
                                              ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures


5          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2006, the Fund had no outstanding foreign currency contracts.


6          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006